SCHEDULE OF FAIR VALUE ON A RECURRING BASIS (Details)	Mar. 31, 2022 USD ($)
Fair Value, Inputs, Level 1 [Member] | Agrico Acquisition Corp [Member]
Defined Benefit Plan Disclosure [Line Items]
Marketable securities held in Trust Account	$ 146,651,498